Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000201200 | Government
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000201200 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201200 | Financial
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201200 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201200 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201200 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000186813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186813 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000186813 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000186813 | Financial Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186813 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186813 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000186813 | Consumer Noncyclical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186813 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186813 | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186813 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186813 | Fixtures & Fittings
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000202360 | Government
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000202360 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215324 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215324 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215324 | Consumer Noncyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215324 | Electric
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215324 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000215324 | Banks
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000215324 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215324 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215324 | REITs and Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215324 | Mining
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000186809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186809 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000186809 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186809 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186809 | Consumer Noncyclical
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186809 | Electric
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000186809 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000186809 | Banks
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000186809 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186809 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186809 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000238223 | State
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000238223 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238223 | Appropriation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238223 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238223 | School District
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238223 | Income Tax Financing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238223 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238223 | Gas Forward
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238223 | Toll Roads, Bridges & Tunnels
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238223 | City
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238223 | Tax Backed District
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238223 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238223 | Combined Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238223 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238223 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000172210 | Government
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000215322 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000215322 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000215322 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000215322 | Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000215322 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000215322 | Foreign Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215322 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215322 | Sovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215322 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248475 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000248475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248475 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248475 | Financial Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248475 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248475 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248475 | Electric
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000248475 | Banks
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000248475 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248475 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000152548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152548 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152548 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000152548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000152548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152549 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152549 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152549 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152549 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000152549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152549 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000152549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152545 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152545 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000152545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152545 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000152545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152550 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152550 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152550 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000152550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000152550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152550 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000152550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152551 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152551 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000152551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152552 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000152552 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152552 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000152552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000152552 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152552 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000152552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152552 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233873 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000233873 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000233873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000233873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000233873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000233873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000190083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190083 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190083 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000190083 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190083 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000190083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000190083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000190083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000190083 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168500 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168500 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168500 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000168500 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000168500 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000168500 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000168500 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000168500 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255663 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255663 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000255663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000255663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000255663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219502 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000219502 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198662 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198662 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198662 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198662 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198662 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000198662 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198662 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198662 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198662 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198662 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264456 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000264456 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264456 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264456 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000264456 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000264456 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264456 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264456 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264456 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000264456 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245144 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000245144 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000245144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000245144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000245144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000245144 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228400 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228400 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000226526 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226526 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000226526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000226526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000226526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214554 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214554 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000214554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000214554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214553 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214553 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000214553 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000214553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000214553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246478 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246478 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000246478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000246478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000246478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000246479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246479 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246479 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246479 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000246479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000246479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246479 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000246479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214556 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214556 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000214556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000214556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000214556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251207 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251207 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251207 | Other
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251207 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000251207 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000251207 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000251207 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251207 | City/County Appropriation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251207 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251207 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251207 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251207 | University
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251207 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251207 | TIF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251207 | State Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251208 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251208 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251208 | Other
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000251208 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000251208 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251208 | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251208 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251208 | Charter School
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251208 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251208 | University
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000251208 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000251208 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251208 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000251208 | Stadium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251208 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251209 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251209 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251209 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251209 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251209 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000251209 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000251209 | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000251209 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251209 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251209 | University
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251209 | State Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251209 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251209 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251209 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251209 | Corporate Elec
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251203 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251203 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251203 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251203 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000251203 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251203 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251203 | University
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251203 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251203 | State Housing
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251203 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251203 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251203 | VRDN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000251203 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251203 | Misc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251203 | School District Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254693 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Percent of Net Long Exposure	99.50%
Percent of Net Short Exposure	0.00%
C000254693 | Developed Equity Call Options
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	10.80%
C000254693 | Developed Equity Put Options
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000254695 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Percent of Net Long Exposure	99.90%
Percent of Net Short Exposure	0.00%
C000254695 | Developed Equity Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000254695 | Developed Equity Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Net Long Exposure	1.00%
Percent of Net Short Exposure	0.10%
C000260524 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000260524 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000260524 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000260524 | Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000260524 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260524 | Foreign Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000260524 | Sovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260524 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000260524 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000260524 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000260525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000260525 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000260525 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000260525 | Consumer Noncyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000260525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000260525 | Banks
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000260525 | REITs and Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000260525 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260525 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000260525 | Brokerage
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000207250 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207250 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207250 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207250 | Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000207250 | Foreign Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000207250 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207250 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000207250 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000207250 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263543 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000263543 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000263543 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000263543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000263543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000263543 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000263543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000263543 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000263544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263544 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263544 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000263544 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000263544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000263544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000263544 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000263544 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000263544 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263545 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000263545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000263545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000263545 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263546 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263546 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263546 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000263546 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000263546 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000263546 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000263546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000263546 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000263546 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000263546 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%